OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
16.	OTHER NON-CURRENT ASSETS

Other non-current assets consist of the following:

	As at December 31,
	2016	2017	2017
	RMB	RMB	US$
Deferred costs	1,120	1,066	164
Deposits – long-term*	23,238	20,747	3,189
Others**	15,368	8,579	1,318

	39,726	30,392	4,671

*       On June 21, 2011, the Group provided interest-free financing amounting to RMB23,608 to Changhai Hospital, a third party, for the purchase of a robotic radiosurgery system. As at December 31, 2017, the outstanding balance was RMB11,527 (US$1,772), of which RMB10,252 (US$1,576) will be collected from 2019 to 2027 in 9 installments and thus classified as non-current. The balance also included deposit refundable each year for the secured borrowings amounting to RMB81,000 (US$12,449) (note 19).

**      For the years ended December 31, 2016 and 2017, impairment loss of RMB3,487 and nil were provided for the balance, respectively.